Significant accounting policies (Details) - Schedule of exchange rates	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of exchange rates [Abstract]
Closing rate at the reporting date	0.738	0.789
Average rate for the year	0.769	0.798